CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities
Net Income (Loss)	$ (53,718)	$ 88,716
Reconciliation of Net Income to Net Cash Provided by Operating Activities
Depreciation Expense	34,479	33,352
Change in Fair Value of Investment Securities	0	258
Dry-dock Expenditures	0	(4,371)
Amortization of Deferred Finance Costs	1,337	2,058
Share-based Compensation	135	145
Other, net	264	(1,291)
Changes in Operating Assets and Liabilities:
Accounts Receivable	(6,512)	1,482
Inventory	133	12,363
Prepaid Expenses and Other Current Assets	800	(1,793)
Accounts Payable and Accrued Liabilities	2,530	(16,435)
Voyages in Progress	(373)	3,767
Net Cash Provided by / (Used In) Operating Activities	(20,925)	118,251
Cash Flows from Investing Activities
Investment in Vessels	(753)	(1,574)
Investment in Other Fixed Assets	(607)	0
Investment in Vessels under Construction	(865)	0
Proceeds from Sale of Investment Securities	0	419
Net Cash Used In Investing Activities	(2,225)	(1,155)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	23,218	14,758
Repayments on Borrowing Facility	(8,403)	(27,099)
Repayments on Vessel Financing 2018-built Vessels	(3,898)	(3,751)
Financing Transactions Costs	(1,100)	0
Dividends Distributed	(6,180)	(31,255)
Net Cash Provided by / (Used In) Financing Activities	3,637	(47,347)
Net Increase / (Decrease) in Cash, Cash Equivalents and Restricted Cash	(19,513)	69,749
Cash, Cash Equivalents, and Restricted Cash at the Beginning of Period	62,070	61,638
Effect of Exchange Rate Changes on Cash and Cash Equivalents	12	(205)
Cash, Cash Equivalents, and Restricted Cash at the End of Period	42,569	131,182
Supplemental Disclosure of Cash Flow information
Cash and Cash Equivalents	34,302	112,806
Restricted cash	8,267	18,376
Total Cash, Cash equivalents and Restricted Cash Shown in the Statement of Cash Flows	42,569	131,182
Cash Paid for Interest, Net of Amounts Capitalized	$ (11,985)	$ (14,737)